Segment reporting - Consolidated Statement of Financial Position By Operating Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Vessels	$ 2,617,484	$ 1,629,570
Assets under construction	628,405	106,513
Right-of-use assets	1,910	32,936	$ 21,493
Other tangible assets	21,628	644
Prepayments	1,657	0
Intangible assets	16,187	14,194	15,746
Receivables	75,076	2,888
Investments	61,806	518
Deferred tax assets	10,074	280
Total non-current assets	3,434,227	1,787,543
Total current assets	470,819	1,631,737
TOTAL ASSETS	3,905,046	3,419,280
EQUITY and LIABILITIES
Total equity	1,192,324	2,357,373
Bank and other loans	1,450,869	362,235
Other notes	198,887	198,219
Other borrowings	667,361	71,248
Lease liabilities	1,451	3,363
Other payables	0	146
Employee benefits	1,060	1,669	$ 1,635
Provisions	0	274
Deferred tax liabilities	438	0
Total non-current liabilities	2,320,066	637,154
Current liabilities	392,656	424,753
TOTAL EQUITY and LIABILITIES	3,905,046	3,419,280
Less: Eliminations
ASSETS
Vessels	0	0
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Prepayments	0	0
Intangible assets	0	0
Receivables	(20,799)	0
Investments	0	0
Deferred tax assets	0	0
Total non-current assets	(20,799)	0
Total current assets	(567,763)	0
TOTAL ASSETS	(588,562)	0
EQUITY and LIABILITIES
Total equity	0	0
Bank and other loans	0	0
Other notes	0	0
Other borrowings	(11,679)	0
Lease liabilities	0	0
Other payables		0
Employee benefits	0	0
Provisions		0
Deferred tax liabilities	0
Total non-current liabilities	(11,679)	0
Current liabilities	(576,883)	0
TOTAL EQUITY and LIABILITIES	(588,562)	0
Marine | Operating segments
ASSETS
Vessels	2,617,484	1,629,570
Assets under construction	628,405	106,513
Right-of-use assets	1,304	32,936
Other tangible assets	13,091	644
Prepayments	0	0
Intangible assets	15,917	14,194
Receivables	95,650	2,888
Investments	49,397	518
Deferred tax assets	10,074	280
Total non-current assets	3,431,322	1,787,543
Total current assets	1,018,427	1,631,737
TOTAL ASSETS	4,449,749	3,419,280
EQUITY and LIABILITIES
Total equity	1,155,901	2,357,373
Bank and other loans	1,450,869	362,235
Other notes	198,887	198,219
Other borrowings	679,040	71,248
Lease liabilities	932	3,363
Other payables		146
Employee benefits	1,060	1,669
Provisions		274
Deferred tax liabilities	12
Total non-current liabilities	2,330,800	637,154
Current liabilities	963,048	424,753
TOTAL EQUITY and LIABILITIES	4,449,749	$ 3,419,280
Euronav | Operating segments
ASSETS
Vessels	1,456,324
Assets under construction	129,332
Right-of-use assets	761
Other tangible assets	391
Prepayments	0
Intangible assets	13,080
Receivables	49,762
Investments	45,919
Deferred tax assets	465
Total non-current assets	1,696,034
Total current assets	393,114
TOTAL ASSETS	2,089,148
EQUITY and LIABILITIES
Total equity	504,775
Bank and other loans	945,286
Other notes	198,887
Other borrowings	133,916
Lease liabilities	520
Employee benefits	1,060
Deferred tax liabilities	0
Total non-current liabilities	1,279,669
Current liabilities	304,704
TOTAL EQUITY and LIABILITIES	2,089,148
Bocimar | Operating segments
ASSETS
Vessels	648,600
Assets under construction	272,292
Right-of-use assets	0
Other tangible assets	0
Prepayments	0
Intangible assets	0
Receivables	0
Investments	0
Deferred tax assets	0
Total non-current assets	920,892
Total current assets	31,856
TOTAL ASSETS	952,748
EQUITY and LIABILITIES
Total equity	5,162
Bank and other loans	248,482
Other notes	0
Other borrowings	304,323
Lease liabilities	0
Employee benefits	0
Deferred tax liabilities	0
Total non-current liabilities	552,805
Current liabilities	394,781
TOTAL EQUITY and LIABILITIES	952,748
Delphis | Operating segments
ASSETS
Vessels	220,935
Assets under construction	4,055
Right-of-use assets	0
Other tangible assets	0
Prepayments	0
Intangible assets	0
Receivables	0
Investments	0
Deferred tax assets	7,531
Total non-current assets	232,521
Total current assets	7,403
TOTAL ASSETS	239,924
EQUITY and LIABILITIES
Total equity	53,150
Bank and other loans	64,539
Other notes	0
Other borrowings	79,512
Lease liabilities	0
Employee benefits	0
Deferred tax liabilities	0
Total non-current liabilities	144,051
Current liabilities	42,723
TOTAL EQUITY and LIABILITIES	239,924
Bochem | Operating segments
ASSETS
Vessels	244,259
Assets under construction	26,217
Right-of-use assets	0
Other tangible assets	0
Prepayments	0
Intangible assets	0
Receivables	0
Investments	0
Deferred tax assets	0
Total non-current assets	270,476
Total current assets	5,455
TOTAL ASSETS	275,931
EQUITY and LIABILITIES
Total equity	4,711
Bank and other loans	25,406
Other notes	0
Other borrowings	149,611
Lease liabilities	0
Employee benefits	0
Deferred tax liabilities	0
Total non-current liabilities	175,017
Current liabilities	96,203
TOTAL EQUITY and LIABILITIES	275,931
Windcat | Operating segments
ASSETS
Vessels	47,023
Assets under construction	189,706
Right-of-use assets	543
Other tangible assets	372
Prepayments	0
Intangible assets	0
Receivables	8,727
Investments	3,417
Deferred tax assets	0
Total non-current assets	249,788
Total current assets	40,383
TOTAL ASSETS	290,171
EQUITY and LIABILITIES
Total equity	30,355
Bank and other loans	159,842
Other notes	0
Other borrowings	0
Lease liabilities	412
Employee benefits	0
Deferred tax liabilities	12
Total non-current liabilities	160,266
Current liabilities	99,550
TOTAL EQUITY and LIABILITIES	290,171
Port vessels | Operating segments
ASSETS
Vessels	343
Assets under construction	6,803
Right-of-use assets	0
Other tangible assets	12,328
Prepayments	0
Intangible assets	2,837
Receivables	37,161
Investments	61
Deferred tax assets	2,078
Total non-current assets	61,611
Total current assets	540,216
TOTAL ASSETS	601,827
EQUITY and LIABILITIES
Total equity	557,748
Bank and other loans	7,314
Other notes	0
Other borrowings	11,678
Lease liabilities	0
Employee benefits	0
Deferred tax liabilities	0
Total non-current liabilities	18,992
Current liabilities	25,087
TOTAL EQUITY and LIABILITIES	601,827
H2 Infra | Operating segments
ASSETS
Vessels	0
Assets under construction	0
Right-of-use assets	176
Other tangible assets	6,613
Prepayments	948
Intangible assets	0
Receivables	225
Investments	9,610
Deferred tax assets	0
Total non-current assets	17,572
Total current assets	1,444
TOTAL ASSETS	19,016
EQUITY and LIABILITIES
Total equity	17,320
Bank and other loans	0
Other notes	0
Other borrowings	0
Lease liabilities	159
Employee benefits	0
Deferred tax liabilities	0
Total non-current liabilities	159
Current liabilities	1,537
TOTAL EQUITY and LIABILITIES	19,016
H2 Industry | Operating segments
ASSETS
Vessels	0
Assets under construction	0
Right-of-use assets	430
Other tangible assets	1,924
Prepayments	709
Intangible assets	270
Receivables	0
Investments	2,799
Deferred tax assets	0
Total non-current assets	6,132
Total current assets	18,711
TOTAL ASSETS	24,843
EQUITY and LIABILITIES
Total equity	19,103
Bank and other loans	0
Other notes	0
Other borrowings	0
Lease liabilities	360
Employee benefits	0
Deferred tax liabilities	426
Total non-current liabilities	786
Current liabilities	4,954
TOTAL EQUITY and LIABILITIES	$ 24,843